Investments And Other Assets	12 Months Ended
Aug. 31, 2021
Disclosure Of Investments And Other Assets [Abstract]
Investments And Other Assets
6.	INVESTMENTS AND OTHER ASSETS

	2021 $	2020 $
Investments in private entities	70	42

The Company has a portfolio of minor investments in various private entities. During fiscal 2021, the Company recorded a net fair value adjustment of $
27 relating to these investments. This gain is included in other gains (losses) on the Consolidated Statements of Income for the year ended August 31, 2021.